Related party transactions - Related Party Statement of Income or Loss (Details)		6 Months Ended
	Sep. 01, 2018	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares
Disclosure of transactions between related parties [line items]
Voyage revenue, related party transactions		$ 2,334,000	$ 0
Voyage expenses		(3,351,000)	(192,000)
Vessel operating costs		(16,884,000)	(15,908,000)
Administrative Expenses, Related Party Transactions		$ 7,001,000	6,315,000
Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Issuance of restricted stock, net of forfeitures (in shares) | shares		469,680
Handymax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		$ 300
LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when out of pools		250
Scorpio Pools [Member]
Disclosure of transactions between related parties [line items]
Bunker consumption, related party transaction		2,000,000.0
Bunkers purchased			0
Other related parties [member] | Scorpio MR Pool Limited [Member] | MR [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		211,567,000	123,427,000
Other related parties [member] | Scorpio LR2 Pool Limited [Member] | LR2 [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		244,046,000	131,945,000
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member] | Handymax [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		76,012,000	51,916,000
Other related parties [member] | Scorpio LR1 Tanker Pool Limited [Member] | LR1 [Member]
Disclosure of transactions between related parties [line items]
Pool revenue		$ 56,855,000	35,130,000
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Commission on gross revenue per charter fixture when included in pools, rercent		1.50%
Commission on gross revenue per charter fixture when excluded in pools, rercent		1.25%
Commission on gross revenue, per charter fixture	0.85%
Reimbursement of expenses		$ 21,971	100,000
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR2 [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		250
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | Handymax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		325
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member] | LR1/Panamax [Member]
Disclosure of transactions between related parties [line items]
Fees charged by pool manager, per vessel, per day when in pools		300
Other related parties [member] | SSM [Member]
Disclosure of transactions between related parties [line items]
Vessel operating costs		(175,000)
Technical management fee		16,000,000.0	15,000,000.0
Other related parties [member] | Port Agent [Member]
Disclosure of transactions between related parties [line items]
Vessel operating costs		(900,000)	(900,000)
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member]
Disclosure of transactions between related parties [line items]
Voyage expenses		(900,000)
Voayage expense charged, related party transaction			0
Administrative Fees, Related Party Transactions		6,300,000	5,500,000
Reimbursement of expenses		19,772	100,000
Other related parties [member] | Scorpio Services Holding Limited (SSH) [Member] | Restricted Stock [Member]
Disclosure of transactions between related parties [line items]
Restricted stock amortization		$ 700,000	$ 600,000
Issuance of restricted stock, net of forfeitures (in shares) | shares		221,900	221,900